Income Taxes - Income Tax Charged or Credited to Equity (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Charged or Credited to Equity
Actuarial gains/losses related to defined benefit plans	€ 18	€ (23)	€ 344
Net fair value gains (losses) attributable to credit risk related to financial liabilities designated as at fair value through profit or loss	(8)	0	0
Financial assets available for sale:
Unrealized net gains/losses arising during the period	0	4	20
Net gains/losses reclassified to profit or loss	0	99	81
Financial assets mandatory at fair value through other comprehensive income:
Unrealized net gains/losses arising during the period	48	0	0
Realized net gains/losses arising during the period (reclassified to profit or loss)	86	0	0
Derivatives hedging variability of cash flows:
Unrealized net gains/losses arising during the period	1	4	(14)
Net gains/losses reclassified to profit or loss	0	42	1
Other equity movement:
Unrealized net gains/losses arising during the period	91	2	(71)
Net gains/losses reclassified to profit or loss	2	(5)	100
Income taxes (charged) credited to other comprehensive income	238	123	461
Other income taxes (charged) credited to equity	€ 1	€ 73	€ 93